SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION.
Schedule of share-based compensation expenses

	For the Year Ended December 31,
	2015	2016	2017
	(RMB in thousands)
Processing and servicing cost	472	1,067	5,916
Sales and marketing expenses	3,194	4,009	6,611
Research and development expenses	3,736	9,068	17,089
General and administrative expenses	7,086	9,855	46,120

Total share-based compensation expenses	14,488	23,999	75,736

Schedule of number of shares available for issuance

Shares Available
(In thousands)
December 31, 2014	4,111
Additions under the 2014 Plan	15,236
Granted	(9,580)
Cancelled/forfeited/repurchased	1,450

December 31, 2015	11,217
Granted	(5,805)
Cancelled/forfeited/repurchased	945

December 31, 2016	6,357
Additions under the 2017 Plan	22,860
Granted	(7,348)
Cancelled/forfeited/repurchased	1,300
Expired	(2,686)

December 31, 2017	20,483

Schedule of stock option activity

Stock options granted to employees, directors and non-employees directors

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2014	16,110	0.0001	9.81	30,947
Granted*	9,580	0.0001
Exercised	—	—
Cancelled/forfeited/repurchased	(1,450)	0.0001

December 31, 2015	24,240	0.0001	9.11	178,676
Granted*	5,805	0.0001
Exercised	—	—
Cancelled/forfeited/repurchased	(945)	0.0001

December 31, 2016	29,100	0.0001	8.41	737,880

Granted*	6,848	0.0001
Exercised	—	—
Cancelled/forfeited/repurchased	(1,300)	0.0001

December 31, 2017	34,648	0.0001	7.44	1,573,424

Vested and expected to vest as of December 31, 2016	29,100	0.0001	8.41	737,880
Exercisable as of December 31, 2016	11,670	0.0001	7.96	295,913
Vested and expected to vest as of December 31, 2017	34,648	0.0001	7.44	1,573,424
Exercisable as of December 31, 2017	18,300	0.0001	6.61	831,040

*Nil, nil and 50,000 stock options were granted to non-employee directors in 2015, 2016 and 2017, respectively.

Stock options granted to non-employees

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2016	—	—	—	—
Granted	500	0.0001
Exercised	—	—
Cancelled/forfeited/repurchased	—	—

December 31, 2017	500	0.0001	9.58	22,706

Vested and expected to vest as of December 31, 2017	500	0.0001	9.58	22,706
Exercisable as of December 31, 2017	—	—	—	—